Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue	$ 15,884,243	$ 20,707,707	$ 14,847,902
Cost of revenue	13,335,218	15,682,213	11,725,188
Gross Profit	2,549,025	5,025,494	3,122,714
Operating expenses:
Selling expenses	2,070,099	2,094,266	1,129,671
General and administrative expenses	6,525,340	8,383,445	7,838,024
Research and development expenses	956,862	1,115,108	610,439
Losses from disposal of property, plant and equipment	1,368,458	227,323	1,075,490
Impairment of property, plant and equipment	5,301,648
Impairment of intangible assets	1,169,991
Impairment of long-term investments	13,965,855
Total operating expenses	31,358,253	11,820,142	10,653,624
Loss from operations	(28,809,228)	(6,794,648)	(7,530,910)
Other income (expense):
Interest income (expense), net	102,039	80,503	(207,410)
Foreign exchange transaction (loss) gain	(358,043)	169,105	310,860
Other income, net	8,491	155,287	541,468
Rental income from related parties, net	241,636	211,430	337,743
Total other (loss) income	(5,877)	616,325	982,661
Loss before income taxes	(28,815,105)	(6,178,323)	(6,548,249)
Income taxes benefit	(1,185,934)	(1,077,086)	(491,600)
Net loss	(27,629,171)	(5,101,237)	(6,056,649)
Less: net loss attributable to non-controlling interest			(936)
Net loss attributable to Dogness (International) Corporation	(27,629,171)	(5,101,237)	(6,055,713)
Other comprehensive income (loss):
Foreign currency translation adjustments	4,614,114	1,097,735	(165,481)
Comprehensive loss	(23,015,057)	(4,003,502)	(6,222,130)
Less: comprehensive income (loss) attributable to non-controlling interest	2	1	(932)
Comprehensive loss attributable to Dogness (International) Corporation	$ (23,015,059)	$ (4,003,503)	$ (6,221,198)
Loss per share
Loss per share - Basic	$ (1.55)	$ (0.38)	$ (0.55)
Loss per share - diluted	$ (1.55)	$ (0.38)	$ (0.55)
Weighted average shares outstanding
Weighted average shares outstanding - Basic	17,809,261	13,408,261	10,919,386
Weighted average shares outstanding - diluted	17,809,261	13,408,261	10,919,386